Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax liabilities
Unremitted earnings	$ (8.5)	$ (15.9)
Successor [Member]
Deferred tax asset
Tax loss and credit carryforwards	185.6	111.7
Goodwill and intangibles	90.8	89.4
Compensation & employee benefits	92.4	79.1
Accruals & other reserves	58.0	40.5
Interest expense	13.4	8.6
Total deferred tax assets	440.2	329.3
Less: Valuation allowance	(101.9)	(63.4)
Net, deferred tax assets	338.3	265.9
Deferred tax liabilities
Inventory	(3.0)	(1.3)
Property, Plant & Equipment	(215.0)	(218.5)
Accounts Receivable & Other Assets	(2.5)	(8.4)
Equity Investment & Other Securities	(2.2)	(5.8)
Unremitted earnings	(8.5)	(15.9)
Long-Term Debt	(8.1)	0
Total deferred tax liabilities	(239.3)	(249.9)
Net deferred tax asset/(liability)	99.0	16.0
Deferred Tax Assets, Net, Classification [Abstract]
Deferred income taxes	64.5	30.0
Current liability	(7.3)	(5.5)
Non-current assets	250.0	271.9
Non-current liability	(208.2)	(280.4)
Net deferred tax asset/(liability)	$ 99.0	$ 16.0